UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Jun. 30, 2017 $ / shares	Jun. 30, 2017 CNY (¥) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CNY (¥) shares
UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance | ¥		¥ 10,122		¥ 11,424
Long-term investments, marketable securities measured at fair value | ¥		¥ 146,633		¥ 204,945
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized		8,000,000,000		8,000,000,000
Ordinary shares, shares issued		282,323,910		281,379,130
Ordinary shares, shares outstanding		279,227,146		278,282,366
Treasury stock, shares		3,096,764		3,096,764